Loans and other financial assets at amortized cost - Changes in allowance for credit losses of due from banks (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		₩ 456,607,279
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Ending balance		486,850,601	₩ 456,607,279
Due from bank, allowance for credit losses
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		(15,846)	(12,317)	₩ (6,034)
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit impaired financial assets		0	0	0
Net reversa (provision) of allowance for credit losses		9,874	(5,254)	(7,702)
Others	[1]	(355)	1,725	1,419
Ending balance		(6,327)	(15,846)	(12,317)
Due from bank, allowance for credit losses | Stage 1
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		(15,846)	(12,317)	(6,034)
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit impaired financial assets		0	0	0
Net reversa (provision) of allowance for credit losses		9,874	(5,254)	(7,702)
Others	[1]	(355)	1,725	1,419
Ending balance		(6,327)	(15,846)	(12,317)
Due from bank, allowance for credit losses | Lifetime expected credit losses | Stage 2
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit impaired financial assets		0	0	0
Net reversa (provision) of allowance for credit losses		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Due from bank, allowance for credit losses | Lifetime expected credit losses | Stage 3
Reconciliation of changes in loss allowance for due from financial institutions [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit impaired financial assets		0	0	0
Net reversa (provision) of allowance for credit losses		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Changes due to foreign currencies translation, etc